Non-controlling interests - Schedule of Financial Information of Non Controlling interests (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Current assets	€ 2,240	€ 4,302
Current liabilities	(2,571)	(1,522)
Non-current assets	11,130	6,025
Non-current liabilities	(8,085)	(5,313)
Accumulated NCI	91	69
Revenue	2,627	2,001	€ 2,030
Profit/(loss) for the period	(94)	27	(904)
Other comprehensive income	(419)	204	(169)
Total comprehensive (loss)/income for the year, net of tax	(513)	231	(1,073)
Profit/(loss) allocated to NCI	1	12	1
Cash flows from/(absorbed by) operating activities	908	1,006	3,479
Cash flows from/(absorbed by) investing activities	(1,665)	(159)	(370)
Cash flows from/(absorbed by) financing activities	(1,361)	(375)	(1,126)
Net foreign exchange movements	(328)	142	(123)
Increase / (decrease) in cash position	(2,446)	614	1,860
Horizons holdings [Member]
Disclosure of subsidiaries [line items]
Current assets	38
Current liabilities	(34)
Current net (liabilities)/assets	4
Non-current assets	116
Non-current liabilities	(17)
Non-current net assets	99
Net assets	103
Accumulated NCI	52
Transactions with non-controlling interests	0
LuxGovSat S.A.
Disclosure of subsidiaries [line items]
Current assets	23	4
Current liabilities	(25)	(2)
Current net (liabilities)/assets	(2)	2
Non-current assets	131	14
Non-current liabilities	(34)	(1)
Non-current net assets	97	13
Net assets	95	15
Accumulated NCI	48	10
Al Maisan Satellite Communications LLC, UAE
Disclosure of subsidiaries [line items]
Current assets		4
Current liabilities		(2)
Current net (liabilities)/assets		2
Non-current assets		24
Non-current net assets		24
Net assets		26
Accumulated NCI		17
Revenue	8	10	7
Operating expenses	(4)	(4)	(4)
Profit/(loss) for the period	(1)	2	0
Other comprehensive income	0	0	0
Total comprehensive (loss)/income for the year, net of tax	(1)	2	0
Profit/(loss) allocated to NCI	(1)	1	0
Dividends paid to non-controlling interests	0	0	0
Cash flows from/(absorbed by) operating activities	5	6	5
Cash flows from/(absorbed by) investing activities	0	0	0
Cash flows from/(absorbed by) financing activities	(5)	(6)	(12)
Net foreign exchange movements	0	0	(1)
Increase / (decrease) in cash position	0	0	(8)
LuxGovSat [Member]
Disclosure of subsidiaries [line items]
Revenue	44	38	31
Operating expenses	(13)	(12)	(12)
Profit/(loss) for the period	4	9	4
Other comprehensive income	0	0	0
Total comprehensive (loss)/income for the year, net of tax	4	9	4
Profit/(loss) allocated to NCI	2	4	2
Dividends paid to non-controlling interests	0	0	0
Cash flows from/(absorbed by) operating activities	32	37	16
Cash flows from/(absorbed by) investing activities	(7)	0	0
Cash flows from/(absorbed by) financing activities	(25)	(37)	(16)
Net foreign exchange movements	0	0	0
Increase / (decrease) in cash position	€ 0	€ 0	€ 0